Summary of Significant Accounting Policies - Schedule of Reconciliation of Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended		5 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds			$ 230,000,000
Less:
Proceeds allocated to Public Warrants			(4,830,000)
Public Shares issuance costs			(14,023,535)
Plus:
Accretion of carrying value to redemption value	$ 2,119,699	$ 2,008,654	24,449,777
Class A ordinary shares subject to possible redemption	$ 235,596,242	$ 233,476,543	231,467,889
Previously Reported [Member]
Plus:
Accretion of carrying value to redemption value			$ 20,321,424